Shareholder Report	6 Months Ended
Jan. 31, 2025 USD ($) holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	EA Series Trust
Entity Central Index Key	0001592900
Entity Investment Company Type	N-1A
Document Period End Date	Jan. 31, 2025
C000244439 [Member]
Shareholder Report [Line Items]
Fund Name	MarketDesk Focused U.S. Dividend ETF
Class Name	MarketDesk Focused U.S. Dividend ETF
Trading Symbol	FDIV
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MarketDesk Focused U.S. Dividend ETF (the “Fund”) for the period of August 1, 2024 to January 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information Phone Number	(215) 330-4476
Additional Information Website	https://www.marketdeskindices.com/
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)
COST OF $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF $10,000 INVESTMENT
$17	0.35%

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.35%
Net Assets	$ 109,849,300
Holdings Count | holding	69
Advisory Fees Paid, Amount	$ 193,927
Investment Company, Portfolio Turnover	100.00%
Holdings [Text Block]

SECTOR WEIGHTING (as a % of Net Assets)
Consumer Staples	26.2%
Industrials	18.9%
Materials	10.6%
Financials	10.1%
Consumer Discretionary	8.0%
Information Technology	8.0%
Health Care	7.2%
Energy	5.9%
Communication Services	3.8%
Utilities	1.0%
Cash & Cash Equivalents	0.3%

TOP 10 HOLDINGS (as a % of Net Assets)
Lockheed Martin Corp.	2.1%
T Rowe Price Group, Inc.	2.1%
Amgen, Inc.	2.1%
Brown-Forman Corp.	2.0%
Mondelez International, Inc.	2.0%
Sysco Corp.	2.0%
Johnson & Johnson	2.0%
Flowers Foods, Inc.	2.0%
Merck & Co., Inc.	2.0%
Kimberly-Clark Corp.	2.0%